Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not have a formal policy regarding the timing of awards of options in relation to our disclosure of material nonpublic information. Typically, the Human Capital Committee approves the amount and timing of the annual grant, including any option component thereof, at its regular quarterly meeting during first fiscal quarter. The Human Capital Committee does not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Human Capital Committee does not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Typically, the Human Capital Committee approves the amount and timing of the annual grant, including any option component thereof, at its regular quarterly meeting during first fiscal quarter. The Human Capital Committee does not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false